Cash and Cash Equivalents - Additional Information (Detail) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Business combinations [member]
Disclosure of cash and cash equivalents [line items]
Escrow account	CAD 7.9	$ 6.2	CAD 8.8	$ 6.6